Summary of Significant of Accounting Policies - Estimated Useful Lives of Intangible Asset (Detail)	12 Months Ended
Dec. 31, 2022
User base [Member]
Finite Lived Intangible Asset useful life	1 year
Minimum [Member] | Customer relationship [Member]
Finite Lived Intangible Asset useful life	2 years
Minimum [Member] | Trademarks [Member]
Finite Lived Intangible Asset useful life	3 years
Minimum [Member] | Technology [Member]
Finite Lived Intangible Asset useful life	1 year
Minimum [Member] | Online game licenses [Member]
Finite Lived Intangible Asset useful life	1 year
Minimum [Member] | Domain names [Member]
Finite Lived Intangible Asset useful life	1 year
Minimum [Member] | Platform [Member]
Finite Lived Intangible Asset useful life	5 years
Maximum [Member] | Customer relationship [Member]
Finite Lived Intangible Asset useful life	6 years
Maximum [Member] | Trademarks [Member]
Finite Lived Intangible Asset useful life	10 years
Maximum [Member] | Technology [Member]
Finite Lived Intangible Asset useful life	11 years
Maximum [Member] | Online game licenses [Member]
Finite Lived Intangible Asset useful life	5 years
Maximum [Member] | Domain names [Member]
Finite Lived Intangible Asset useful life	10 years
Maximum [Member] | Platform [Member]
Finite Lived Intangible Asset useful life	6 years